Share Capital - Disclosure of Warrants Outstanding (Details)	6 Months Ended
	Jul. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jan. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding	19,729,216	19,729,216	610,122
Warrants One [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-23
Number of warrants outstanding	14,000	14,000
Warrants One [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares	$ 0.01
Warrants One [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares	$ 0.50
Warrants Two [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-24
Number of warrants outstanding	3,921	3,921
Warrants Three [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Apr-19
Expiry date	Apr-22
Number of warrants outstanding	500	500
Warrants Four [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	May-19
Expiry date	May-21
Number of warrants outstanding	10,000	10,000
Warrants Four [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares	$ 0.50
Warrants Four [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares	$ 0.01
Warrants Five [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jul-19
Expiry date	May-25
Number of warrants outstanding	170,100	170,100
Warrants Six [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Aug-19
Expiry date	Feb-25
Number of warrants outstanding	285,714	285,714
Warrants Seven [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Aug-19
Expiry date	Aug-24
Number of warrants outstanding	22,857	22,857
Warrants Eight [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-21
Number of warrants outstanding	42,280	42,280
Warrants Eight [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 0.50
Warrants Eight [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 1.00
Warrants Nine [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jul-20
Expiry date	Jul-25
Number of warrants outstanding	19,136,364	19,136,364
Warrants Ten [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Nov-17
Expiry date	Nov-21
Number of warrants outstanding	2,000	2,000
Warrants Ten [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 1.50
Warrants Ten [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 2.00
Warrants Eleven [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Oct-18
Expiry date	Oct-21
Number of warrants outstanding	20,000	20,000
Warrants Twelve [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Dec-17
Expiry date	Dec-20
Number of warrants outstanding	10,660	10,660
Warrants Twelve [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 2.01
Warrants Twelve [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 4.00
Warrants Thirteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jun-18
Expiry date	Jun-23
Number of warrants outstanding	8,000	8,000
Warrants Fourteen [Member]
Disclosure of classes of share capital [line items]
Average exercise price | $ / shares		$ 4.01
Issuance date of warrants	May-18
Expiry date	May-21
Number of warrants outstanding	2,820	2,820